      STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 27, 2009

      The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM ENERGY FUND                        AIM LEISURE FUND
AIM FINANCIAL SERVICES FUND            AIM TECHNOLOGY FUND
AIM GOLD & PRECIOUS METALS FUND        AIM UTILITIES FUND

      Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM ENERGY FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT    OTHER ACCOUNTS
                                     FUNDS MANAGED (ASSETS IN  VEHICLES MANAGED (ASSETS        MANAGED
                         DOLLAR             MILLIONS)               IN MILLIONS)         (ASSETS IN MILLIONS)
                        RANGE OF     ------------------------  ----------------------------------------------
                      INVESTMENTS      NUMBER                    NUMBER                    NUMBER
  "PORTFOLIO            IN EACH          OF                        OF                        OF
   MANAGER              FUND (1)      ACCOUNTS     ASSETS      ACCOUNTS      ASSETS       ACCOUNTS    ASSETS
--------------    -----------------  ----------  ------------  ----------  ------------  ----------  --------
                                                  AIM ENERGY FUND
Tyler Dann II (2)         None           2        $ 5,343.2       None        None           1       $    0.1 (3)
Andrew Lees       $ 10,001-$ 50,000      1        $   253.8        1         $  154.8      None         None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Mr. Dann began serving as portfolio manager on AIM Energy Fund on January 23, 2009.

3 These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

      Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM LEISURE FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:


                                         OTHER REGISTERED MUTUAL   OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                         FUNDS MANAGED (ASSETS IN  VEHICLES MANAGED (ASSETS        MANAGED
                            DOLLAR             MILLIONS)               IN MILLIONS)          (ASSETS IN MILLIONS)
                           RANGE OF      ------------------------------------------------------------------------
                         INVESTMENTS       NUMBER                    NUMBER                    NUMBER
  "PORTFOLIO               IN EACH           OF                        OF                       OF
   MANAGER                  FUND(1)       ACCOUNTS     ASSETS       ACCOUNTS      ASSETS      ACCOUNTS    ASSETS
---------------       -----------------  ----------  ------------  ----------  ------------  ----------  --------
                                                     AIM LEISURE FUND
Juan Hartsfield (2)         None           12       $   2,689.7      None        None         None       None
Jonathan Mueller (2)        None          None           None        None        None         None       None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Messrs. Hartsfield and Mueller began serving as portfolio manager on AIM Leisure Fund on January 23, 2009."

      Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TECHNOLOGY FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT    OTHER ACCOUNTS
                                     FUNDS MANAGED (ASSETS IN  VEHICLES MANAGED (ASSETS        MANAGED
                         DOLLAR             MILLIONS)               IN MILLIONS)         (ASSETS IN MILLIONS)
                        RANGE OF     ------------------------------------------------------------------------
                      INVESTMENTS      NUMBER                    NUMBER                    NUMBER
  "PORTFOLIO            IN EACH          OF                        OF                        OF
   MANAGER               FUND (1)     ACCOUNTS     ASSETS       ACCOUNTS     ASSETS       ACCOUNTS    ASSETS
--------------    -----------------  ----------  ------------  ----------  ------------  ----------  --------
                                                 AIM TECHNOLOGY FUND
Brian Nelson (2)         None              5      $   7,108.8     None        None           3,451   $  635,4 (3)
Warren Tennant    $ 10,001-$ 50,000        4      $     577.4     None        None            None       None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Mr. Nelson began serving as portfolio manager on AIM Technology Fund on January 23, 2009.

3 These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

      Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM UTILITIES FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT    OTHER ACCOUNTS
                                     FUNDS MANAGED (ASSETS IN  VEHICLES MANAGED (ASSETS        MANAGED
                        DOLLAR              MILLIONS)               IN MILLIONS)         (ASSETS IN MILLIONS)
                       RANGE OF      ------------------------------------------------------------------------
                     INVESTMENTS       NUMBER                    NUMBER                    NUMBER
  "PORTFOLIO           IN EACH           OF                        OF                        OF
   MANAGER             FUND (1)       ACCOUNTS     ASSETS       ACCOUNTS     ASSETS       ACCOUNTS    ASSETS
--------------    -----------------  ----------  ------------  ----------  ------------  ----------  --------
                                                        AIM UTILITIES FUND
Meggan Walsh (2)       None                3       $  1,398.4      None       None          None       None
Davis Paddock          None             None           None        None       None          None       None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Ms. Walsh and Mr. Paddock began serving as portfolio manager on AIM Utilities Fund on January 23, 2009."